Average Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	Average Annual Return, Caption	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 One Year	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Five Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Life of Fund	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index No Deduction for Fees, Expenses, Taxes	Class A One Year	Class A Five Years	Class A Life of Fund	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund
Total	Average Annual Total Return as of December 31, 2019	13.84%	4.50%	2.33%	(reflects no deduction for fees, expenses or taxes)	12.28%	5.14%	3.39%	10.42%	3.09%	1.48%	8.75%	3.19%	1.78%	18.24%	6.46%	4.33%	18.33%	6.43%	4.32%